Patents and software - Paragraphs (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Impairment recognized on intangible assets	€ 0	€ 0
Amount of intangible asset	2,757	2,673	€ 2,400
Cash paid to acquire intangible assets	344	214	282
CEO.
Disclosure of detailed information about intangible assets [line items]
Cash paid to acquire intangible assets	270	180	270
GROSS AMOUNT
Disclosure of detailed information about intangible assets [line items]
Amount of intangible asset	3,684	3,412	2,962
Patents
Disclosure of detailed information about intangible assets [line items]
Amount of intangible asset	2,757	2,665	2,383
Patents | GROSS AMOUNT
Disclosure of detailed information about intangible assets [line items]
Amount of intangible asset	€ 3,652	3,380	€ 2,930
Patents rights acquired from the Company's CEO
Disclosure of detailed information about intangible assets [line items]
Amortization period	19 years
Patents rights acquired from the Company's CEO | GROSS AMOUNT
Disclosure of detailed information about intangible assets [line items]
Amount of intangible asset	€ 1,350	€ 1,080